Condensed Consolidated Statements of Changes in Members’ and Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Common Stock Previously Reported Class A	Common Stock Previously Reported Class B	Common Stock Class A	Common Stock Class B	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital	Retained Earnings Previously Reported	Retained Earnings	Members’ Contribution Previously Reported	Members’ Contribution	Preferred Units Previously Reported	Preferred Units	Subscription Receivable Previously Reported	Subscription Receivable	Previously Reported	Total
Balance at Dec. 31, 2022								$ (5,788,985)		$ 2,047,872		$ 8,902,226				$ 5,161,113
Balance (in Shares) at Dec. 31, 2022
Retroactive application of recapitalization			$ 3,255	$ 476		10,946,367				(2,047,872)		(8,902,226)
Retroactive application of recapitalization (in Shares)			32,547,718	4,759,642
Issuance of class A common stock			$ 19			265,280										265,299
Issuance of class A common stock (in Shares)			183,865
Share-based compensation						52,000										52,000
Net income (loss)								(11,379,116)								(11,379,116)
Balance at Dec. 31, 2023			$ 3,274	$ 476		11,263,647	$ (17,168,101)	(17,168,101)	$ 2,109,310		$ 9,158,087				$ (5,900,704)	(5,900,704)
Balance (in Shares) at Dec. 31, 2023			32,731,583	4,759,642
Retroactive application of recapitalization			$ 3,274	$ 476		11,263,647				(2,109,310)		(9,158,087)
Retroactive application of recapitalization (in Shares)			32,731,583	4,759,642
Issuance of class A common stock			$ 581			49,364,419								(6,000,000)		$ 43,365,000
Issuance of class A common stock (in Shares)			5,807,647													5,807,647
Exercise of warrants			$ 38			45,722										$ 45,760
Exercise of warrants (in Shares)			380,771
Reverse capitalization, net of transaction costs			$ 800			(21,028,277)										(21,027,477)
Reverse capitalization, net of transaction costs (in Shares)			8,001,930
Exercise of options			$ 214			56,036										56,250
Exercise of options (in Shares)			2,141,839
Issuance of True up Shares
Net income (loss)								181,555,292								181,555,292
Balance at Mar. 31, 2024			$ 4,907	$ 476		39,701,547		164,387,191						(6,000,000)		198,094,121
Balance (in Shares) at Mar. 31, 2024			49,063,770	4,759,642
Balance at Dec. 31, 2023			$ 3,274	$ 476		11,263,647	(17,168,101)	(17,168,101)	2,109,310		9,158,087				(5,900,704)	$ (5,900,704)
Balance (in Shares) at Dec. 31, 2023			32,731,583	4,759,642
Retroactive application of recapitalization	$ 3,274	$ 476			11,263,647				(2,109,310)		(9,158,087)
Retroactive application of recapitalization (in Shares)	32,731,583	4,759,642
Issuance of class A common stock	$ 705				61,749,295								(6,000,000)		55,750,000
Issuance of class A common stock (in Shares)	7,046,147
Exercise of warrants	$ 109				45,651										45,760
Exercise of warrants (in Shares)	1,086,529
Reverse capitalization, net of transaction costs	$ 800				(21,028,277)										(21,027,477)
Reverse capitalization, net of transaction costs (in Shares)	8,001,930
Exercise of options	$ 229				130,467										130,696
Exercise of options (in Shares)	2,302,830															160,991
Subscription proceeds received													6,000,000		6,000,000
Conversion of class B common stock to class A common stock	$ 476	$ (476)
Conversion of class B common stock to class A common stock (in Shares)	4,759,642	(4,759,642)
Share-based compensation					1,416,487										1,416,487
Net income (loss)							215,695,562								215,695,562	$ 215,695,562
Balance at Dec. 31, 2024	$ 5,593		$ 5,593		$ 53,577,270	53,577,270	$ 198,527,461	198,527,461							$ 252,110,324	252,110,324
Balance (in Shares) at Dec. 31, 2024	55,928,661		55,928,661
Exercise of options			$ 15			41,745										$ 41,760
Exercise of options (in Shares)			147,579													147,579
Share-based compensation						1,069,076										$ 1,069,076
Issuance of True up Shares			$ 28			2,082,866										2,082,894
Issuance of True up Shares (in Shares)			275,880
Net income (loss)								14,878,658								14,878,658
Balance at Mar. 31, 2025			$ 5,636			$ 56,770,957		$ 213,406,119								$ 270,182,712
Balance (in Shares) at Mar. 31, 2025			56,352,120